Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 5,467	$ 9,653	$ (21,490)	$ 15,121	$ (23,797)
Repurchases of shares						(1,214)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			12,752		12,752	14,451
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					6,033	(5,642)
Transfer from other comprehensive income					(15)	17
Repurchases of shares	[1]					6
Share-based compensation					(219)	(324)
Ending balance		18,552		8,508	18,552	8,508
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income						0
Repurchases of shares						0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income						0
Repurchases of shares						0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			129		129	123
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income						0
Repurchases of shares						6
Share-based compensation					0	0
Ending balance		129		129	129	129
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			906		906	1,049
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income						0
Repurchases of shares						0
Share-based compensation					(219)	(324)
Ending balance		687		725	687	725
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (25,735)		(25,735)	(24,173)
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					6,033	(5,642)
Transfer from other comprehensive income					(15)	17
Repurchases of shares						0
Share-based compensation					0	0
Ending balance		$ (19,717)		$ (29,798)	$ (19,717)	$ (29,798)

[1]	See Note 5 “Other reserves”.